LOANS AND BORROWINGS - Summary of Maturity Analysis of Operating Lease Payments (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Leases	€ 21,274	€ 9,891
Convertible notes	10,117
Between 1 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases	78,900	42,905
Convertible notes	322,373
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Leases	129,484	€ 82,799
Convertible notes	€ 0